BANK LOAN (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
BANK LOAN
Maturities on bank loan
Years ended:
March 31, 2022	$10,380
March 31, 2023	20,760
March 31, 2024	20,760
March 31, 2025	20,760
March 31, 2025	20,760
Thereafter	117,318
$210,738

Years Ended	Maturities ($)
March 31, 2022	115,049
March 31, 2023	9,240
March 31, 2024	9,786
March 31, 2025	10,364
March 31, 2026	10,975
Thereafter	165,762
Total	321,176